Share-Based Payments - Recognised Expense for Equity-Settled Plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Total expense recognized	€ 1,591	€ 1,414	€ 1,075
Move (2022-2024 Tranches)
SHARE-BASED PAYMENTS
Total expense recognized	1,240	1,175	768
Own
SHARE-BASED PAYMENTS
Total expense recognized	343	€ 239	€ 307
WalkMe Rights
SHARE-BASED PAYMENTS
Total expense recognized	€ 9